Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per Share [Abstract]
Net Income Per Common Share
The calculation of net income per common share is summarized below:

	December 31, 2023	From January 20, 2022 through December 31, 2022

Net income – basic	$221	$37,490
Less: Dividends on Series C preferred shares	-	(743)
Less: Dividends to non-vested participating securities	(95)	(667)
Less: Undistributed earnings to non-vested participating securities	-	(994)
Net income attributable to common shareholders, basic	$126	$35,086

Undistributed earnings to non-vested participating securities	-	994
Undistributed earnings reallocated to non-vested participating securities	-	(621)
Effect of Series C preferred shares	-	476
Net income attributable to common shareholders, diluted	$126	$35,935

Weighted average common shares outstanding – basic	8,359,487	4,503,397
Effect of dilutive securities:
Dilutive effect of Series C preferred shares	-	2,796,164
Weighted average common shares outstanding – diluted	8,359,487	7,299,561

Earnings per share – basic	$0.02	$7.79
Earnings per share – diluted	$0.02	$4.92